Other investments (Details) € in Millions, $ in Billions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)
Disclosure of financial assets [line items]
Total non-current other investments		€ 3,204		€ 3,459
Cash and other investments held in restricted deposits		1,382		1,109
Total current other investments		8,795		6,120
Listed
Disclosure of financial assets [line items]
Non-current financial assets available-for-sale		3		3
Unlisted
Disclosure of financial assets [line items]
Non-current financial assets available-for-sale		44		82
Public Debt and Bonds
Disclosure of financial assets [line items]
Current debt instruments held		2,517		2,284
Current financial assets at fair value through profit or loss, classified as held for trading		1,974		1,638
Gilts		1,112		1,172
Other Debt and Bonds
Disclosure of financial assets [line items]
Loan notes		3,157		3,374
Current loans and receivables		4,896		2,727
Liquid days	90 days
Current financial assets at fair value through profit or loss, classified as held for trading		3,087		2,039
Current financial assets at amortised cost		830		506
Other debt and bonds current, short-term investment		976		182
Other Debt and Bonds | Verizon Communications Inc
Disclosure of financial assets [line items]
Loan notes	$ 2.5	2,000	$ 2.5	2,300
Other Debt and Bonds | VodafoneZiggo Group Holding B.V.
Disclosure of financial assets [line items]
Loan notes		€ 900		€ 1,000